EQ Advisors TrustSM

Supplement Dated December 22, 2016 to the Prospectus and Statement of Additional Information Dated May 1, 2016, as Supplemented

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2016, as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the investment managers of the:

EQ/Large Cap Value Index

EQ/Mid Cap Index

Multimanager Technology

(each, a “Portfolio” and collectively, the “Portfolios”)

Effective as of January 3, 2017, the table in the sections of the Prospectus entitled “EQ/Large Cap Value Index Portfolio — Who Manages the Portfolio — Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)” and “Multimanager Technology Portfolio — Who Manages the Portfolio — Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)” is deleted in its entirety and replaced with the following information:

Name	Title	Date Began Managing the Portfolio
Michael Feehily, CFA	Senior Managing Director and Head of Global Equity Beta Solutions — Americas of SSGA FM	May 2015
Karl Schneider, CAIA	Vice President and Deputy Head of Global Equity Beta Solutions — Americas of SSGA FM	January 2017
David Chin	Vice President and Senior Portfolio Manager, Global Equity Beta Solutions, of SSGA FM	January 2017

Effective as of January 3, 2017, the table in the section of the Prospectus entitled “EQ/Mid Cap Index Portfolio — Who Manages the Portfolio — Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)” is deleted in its entirety and replaced with the following information:

Name	Title	Date Began Managing the Portfolio
Michael Feehily, CFA	Senior Managing Director and Head of Global Equity Beta Solutions — Americas of SSGA FM	May 2015
Karl Schneider, CAIA	Vice President and Deputy Head of Global Equity Beta Solutions — Americas of SSGA FM	January 2017
Raymond Donofrio	Principal and Senior Portfolio Manager, Global Equity Beta Solutions, of SSGA FM	January 2017

Effective as of January 3, 2017, the second, third and fourth paragraphs in the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — SSGA Funds Management, Inc.” are deleted in their entirety and replaced with the following information:

Each of the EQ/Large Cap Value Index Portfolio and the EQ/Mid Cap Index Portfolio and the Index Allocated Portion of the Multimanager Technology Portfolio are sub-advised by SSGA’s Global Equity Beta Solution Group. Portfolio managers Michael Feehily, Karl Schneider and David Chin are jointly and primarily responsible for the investment decisions for the EQ/Large Cap Value Index Portfolio and the Multimanager Technology Portfolio; and Michael Feehily, Karl Schneider and Raymond Donofrio are jointly and primarily responsible for the investment decisions for the Index Allocated Portion of the EQ/Mid Cap Index Portfolio.

Mike Feehily, CFA, is a Senior Managing Director and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, is the Chairperson for the firm’s Trade Management Oversight Committee, and is a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of our institutional clients. Prior to this Mr. Feehily had been Head of the US Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992.

Karl Schneider, CAIA, is a Vice President of SSGA and Deputy Head of Global Equity Beta Solutions in the Americas. He also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within the Global Equity Beta Solutions, he served as a portfolio manager and product specialist for US equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones US Equities Index Advisory Panel. Prior to joining the Global Equity Beta Solutions team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997.

David Chin is a Vice President and Senior Portfolio Manager in the Global Equity Beta Solutions Group at SSGA. He is responsible for managing both U.S. and International funds. Prior to joining SSGA in 1999, Mr. Chin was a product analyst in the Analytical Services Group at Frank Russell Company. Before this, he worked at OneSource Information Systems developing investment software. Preceding this, he was affiliated with PanAgora Asset Management in the Research and Development group creating quantitative investment models for international equities. Mr. Chin has been working in the investment management field since 1992.

Raymond Donofrio is a Principal of SSGA and a Portfolio Manager in the Global Equity Beta Solutions Group. Mr. Donofrio is currently responsible for managing various equity index funds, with both domestic and international strategies. Prior to his current role, Mr. Donofrio was an Analyst for SSGA’s Strategy and Research group within the Global ETF Group. He began his career as an associate within the Investment Operations team at SSGA. He supported the Portfolio Managers of the Global Equity Beta Solutions Group, mainly focusing on international strategies.

References to John Tucker contained in the section of the Statement of Additional Information entitled “Appendix C — Portfolio Manager Information — SSGA Funds Management, Inc.” with respect to the Portfolios are hereby deleted in their entirety, effective January 3, 2017.

Effective as of January 3, 2017, with regard to the Portfolios, information contained in the tables in the section of the SAI entitled “Appendix C — EQ Advisors Trust — Portfolio Manager Information — SSGA Funds Management, Inc. (“SSGA FM” or “Sub-Adviser”)” is replaced with the following information:

SSGA Funds Management, Inc. (“SSGA FM” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as
	of December 31, 2015						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Large Cap Value Index Portfolio
Michael Feehily, CFA	153	$176.83 Billion	453	$483.94 Billion	348	$213.09 Billion	0	N/A	0	N/A	0	N/A
Karl Schneider, CAIA*	144	$211.61 Billion	384	$528.39 Billion	342	$232.85 Billion	0	N/A	0	N/A	0	N/A
David Chin*	144	$211.61 Billion	384	$528.39 Billion	342	$232.85 Billion	0	N/A	0	N/A	0	N/A

SSGA Funds Management, Inc. (“SSGA FM” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as
	of December 31, 2015						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Mid Cap Index Portfolio
Michael Feehily, CFA	153	$175.85 Billion	453	$483.94 Billion	348	$213.09 Billion	0	N/A	0	N/A	0	N/A
Karl Schneider, CAIA*	144	$210.45 Billion	384	$528.39 Billion	342	$232.85 Billion	0	N/A	0	N/A	0	N/A
Raymond V. Donofrio*	144	$210.45 Billion	384	$528.39 Billion	342	$232.85 Billion	0	N/A	0	N/A	0	N/A
Multimanager Technology Portfolio
Michael Feehily, CFA	153	$177.15 Billion	453	$483.94 Billion	348	$213.09 Billion	0	N/A	0	N/A	0	N/A
Karl Schneider, CAIA*	144	$211.97 Billion	384	$528.39 Billion	342	$232.85 Billion	0	N/A	0	N/A	0	N/A
David Chin*	144	$211.97 Billion	384	$528.39 Billion	342	$232.85 Billion	0	N/A	0	N/A	0	N/A

*	Information for Messrs. Schneider, Chin and Donofrio has been provided as of November 30, 2016.

Ownership of Securities of the Fund as of December 31, 2015

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Large Cap Value Index Portfolio
Michael Feehily, CFA	x
Karl A. Schneider, CAIA*	x
David Chin*	x
EQ/Mid Cap Index Portfolio
Michael Feehily, CFA	x
Karl A. Schneider, CAIA*	x
David Chin*	x
Multimanager Technology Portfolio
Michael Feehily, CFA	x
Karl A. Schneider, CAIA*	x
Raymond V. Donofrio*	x

*	Information for Messrs. Schneider, Chin and Donofrio has been provided as of November 30, 2016.

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